Revenue Recognition - Disaggregation of revenue (Details) - JPY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue
Revenues	¥ 2,127,479	¥ 1,356,277	¥ 3,341,617	¥ 3,908,264
Directly-operated salons
Disaggregation of Revenue
Revenues	1,421,413	751,267	2,026,806	2,031,155
Franchise fees
Disaggregation of Revenue
Revenues	689,148	593,236	1,289,141	1,833,501
Other
Disaggregation of Revenue
Revenues	16,918	11,774	25,670	43,608
Relaxation Salon Segment
Disaggregation of Revenue
Revenues	2,110,561	1,344,503	3,315,947
Relaxation Salon Segment | Directly-operated salons
Disaggregation of Revenue
Revenues	1,421,413		2,026,806
Relaxation Salon Segment | Franchise fees
Disaggregation of Revenue
Revenues	125,513		175,445
Relaxation Salon Segment | Royalty income
Disaggregation of Revenue
Revenues	99,534		179,745
Relaxation Salon Segment | Staffing service revenue
Disaggregation of Revenue
Revenues	126,734		254,282
Relaxation Salon Segment | Sublease revenue
Disaggregation of Revenue
Revenues	225,044		492,371
Relaxation Salon Segment | Other franchise revenues
Disaggregation of Revenue
Revenues	112,323		187,298
Digital Preventative Healthcare
Disaggregation of Revenue
Revenues	16,918	¥ 11,774	25,670
Digital Preventative Healthcare | Other
Disaggregation of Revenue
Revenues	16,918		25,670
Operating segments
Disaggregation of Revenue
Revenues	2,127,479		3,341,617
Operating segments | Directly-operated salons
Disaggregation of Revenue
Revenues	1,421,413		2,026,806
Operating segments | Franchise fees
Disaggregation of Revenue
Revenues	125,513		175,445
Operating segments | Royalty income
Disaggregation of Revenue
Revenues	99,534		179,745
Operating segments | Staffing service revenue
Disaggregation of Revenue
Revenues	126,734		254,282
Operating segments | Sublease revenue
Disaggregation of Revenue
Revenues	225,044		492,371
Operating segments | Other franchise revenues
Disaggregation of Revenue
Revenues	112,323		187,298
Operating segments | Other
Disaggregation of Revenue
Revenues	¥ 16,918		25,670
Operating segments | Relaxation Salon Segment
Disaggregation of Revenue
Revenues			3,315,947	3,864,656
Operating segments | Digital Preventative Healthcare
Disaggregation of Revenue
Revenues			¥ 25,670	¥ 43,608